Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                         Wayne, Pennsylvania 19087-5525
                              Phone (610) 647-4100


                                                              April 19, 1999



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                     Re:      PBHG Insurance Series Fund, Inc.
                              (File numbers: 333-19497 and 811-08009)


Ladies and Gentlemen:

         On behalf of PBHG Insurance Series Fund, Inc.(the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "33 Act"), I hereby certify that the Registrant's Prospectus dated May 1, 1999 and the Registrant's Statement of Additional Information dated May 1, 1999 that would have been filed under paragraph (c) of Rule 497 under the 33 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 33 Act and the Investment Company Act of 1940, as amended ("PEA No. 6"), which was filed on April 12, 1999 and the text of PEA No. 6 was filed electronically.

         Questions and comments concerning this letter may be directed to the undersigned at (610) 578-1207.


                                   Sincerely,

                                   /s/ Meghan M. Mahon
                                   ------------------------------
                                   Meghan M. Mahon
                                   Counsel